Deferred Revenues (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenues [Abstract]
Contract liabilities	$ 3,479		$ 3,888
Recognized revenues	$ 409	$ 398	$ 853	$ 763	$ 2,032